Summary of significant accounting policies - Accounts receivable and Allowance for Credit Losses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable	$ 59,509,152	$ 96,119,056
Other deposits and prepayments	365,505,313	323,322,007
Amounts due from related parties	271,567,484	233,441,459
Total current assets	4,785,819,348	5,600,910,134
Total assets	6,446,279,290	7,669,323,576		$ 7,421,664,433
Total equity	$ 413,229,237	$ 1,025,903,162		791,952,022	$ 745,645,149
ASU No. 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable				97,911,510
Other deposits and prepayments				277,463,137
Amounts due from related parties				200,757,623
Total current assets				5,645,063,109
Total assets				7,421,664,433
Total equity				$ 791,952,022
Effects of adoption of Credit Loss ASUs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable			$ (2,829,696)
Other deposits and prepayments			(1,908,929)
Amounts due from related parties			(1,781,767)
Total current assets			(6,520,392)
Total assets			(6,520,392)
Total equity			(6,520,392)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts receivable			95,081,814
Other deposits and prepayments			275,554,208
Amounts due from related parties			198,975,856
Total current assets			5,638,542,717
Total assets			7,415,144,041
Total equity			$ 785,431,630